Financial instruments - market and other risks - Tanker market risk scenario (Details) - Market risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on profit (loss)	$ 13,420	$ 14,140	$ 12,972
Decrease in risk variable, impact on profit (loss)	$ (13,420)	$ (14,140)	$ (12,972)